Related Party Transactions And Balances - Schedule of Transactions with Major Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Cost of revenue	¥ 91,191	$ 12,629	¥ 113,884	¥ 159,601
Tencent Group | Technology Service
Related Party Transaction [Line Items]
Revenues	185		0	0
Tencent Group | Cloud Technology Services
Related Party Transaction [Line Items]
Cost of revenue	17,111		20,363	24,915
Tencent Group | Processing Fees
Related Party Transaction [Line Items]
Cost of revenue	1,044		1,984	6,898
Related Party
Related Party Transaction [Line Items]
Revenues	185		0	0
Cost of revenue	¥ 18,155		¥ 22,347	¥ 31,813